Other Reserves - Schedule of Other Reserves (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share option reserve
Total other reserves	£ 75,872	£ 72,137
Other Reserves
Disclosure Of Other Reserves [Line Items]
Own share reserve	(339)	(339)	£ (339)
Foreign currency translation reserve	44	(17)	(22)
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	30,027	24,782	20,620
Share-based payments	5,133	6,974	4,823
Exercise of share options	(362)	(1,222)	(68)
Forfeiture of share options	(243)	(310)	(518)
Lapse of share options	(854)	(197)	(75)
Balance at end of year	33,701	30,027	24,782
Total other reserves	£ 75,872	£ 72,137	£ 66,887